Federated Municipal Ultrashort Fund
Portfolio of Investments
December 31, 2019 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—86.0%
		Alabama—3.6%
$1,500,000		Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No. 4 (Series 2019A-1), (Morgan Stanley GTD), 4.000%, 6/1/2020	$1,516,590
1,250,000		Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No. 4 (Series 2019A-1), (Morgan Stanley GTD), 4.000%, 6/1/2021	1,295,762
1,425,000		Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No. 4 (Series 2019A-1), (Morgan Stanley GTD), 4.000%, 6/1/2022	1,511,070
1,500,000		Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No. 4 (Series 2019A-1), (Morgan Stanley GTD), 4.000%, 6/1/2023	1,625,625
22,500,000	[1]	Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No.3 (Series 2018B-1) FRNs, (Goldman Sachs Group, Inc. GTD), 2.045% (1-month USLIBOR x 0.67 +0.900%), Mandatory Tender 12/1/2023	22,509,450
15,500,000		Black Belt Energy Gas District, AL, Gas Supply Revenue Bonds (Series 2016A) TOBs, (Royal Bank of Canada GTD), 4.000%, Mandatory Tender 6/1/2021	16,050,405
27,275,000		Health Care Authority for Baptist Health, AL, Affiliate of UAB Health (Montgomery) (Series B) ARNs, (Assured Guaranty Corp. INS), 1.690%, 1/3/2020	27,275,000
3,650,000		Selma, AL IDB (International Paper Co.), Gulf Opportunity Zone Revenue Refunding Bonds (Series 2019A) TOBs, 2.000%, Mandatory Tender 10/1/2024	3,681,974
30,000,000	[1]	Southeast Alabama Gas Supply District, Gas Supply Revenue Bonds Project No. 2 (Series 2018B) FRNs, (Morgan Stanley GTD), 1.990% (1-month USLIBOR x 0.67 +0.850%), Mandatory Tender 6/1/2024	30,048,600
		TOTAL	105,514,476
		Alaska—0.8%
24,175,000		Alaska Industrial Development and Export Authority (Yukon-Kuskokwim Health Corp.), Loan Anticipation Revenue Notes (Series 2017), 3.500%, 12/1/2020	24,204,010
		Arizona—2.6%
26,500,000		Chandler, AZ IDA (Intel Corp.), Industrial Development Revenue Bonds (Series 2019) TOBs, 5.000%, Mandatory Tender 6/3/2024	30,351,245
7,000,000		Coconino County, AZ Pollution Control Corp. (Nevada Power Co.), Pollution Control Refunding Revenue Bonds (Series 2017A) TOBs, 1.800%, Mandatory Tender 5/21/2020	7,007,140
1,100,000		Coconino County, AZ Pollution Control Corp. (Nevada Power Co.), Pollution Control Refunding Revenue Bonds (Series 2017B) TOBs, 1.600%, Mandatory Tender 5/21/2020	1,101,122
26,700,000		Phoenix, AZ IDA (Republic Services, Inc.), (Series 2013) TOBs, 1.450%, Mandatory Tender 2/3/2020	26,699,733
5,000,000		Tempe, AZ IDA (Mirabella at ASU), Revenue Bonds (Series 2017B), 4.000%, 10/1/2023	5,039,650
4,000,000	[2]	Yavapai County, AZ IDA Solid Waste Disposal (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2002) TOBs, 2.800%, Mandatory Tender 6/1/2021	4,071,760
		TOTAL	74,270,650
		California—6.2%
9,350,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Index Rate Bonds Series 2017D) FRNs, 2.019% (3-month USLIBOR x 0.70 +0.550%), Mandatory Tender 4/1/2021	9,362,996
10,000,000	[1]	California Infrastructure & Economic Development Bank (California Academy of Sciences), Revenue Bonds (Series 2018B) FRNs, 1.634% (1-month USLIBOR x 0.70 +0.380%), Mandatory Tender 8/1/2021	9,991,100
15,000,000	[1]	California Infrastructure & Economic Development Bank (J Paul Getty Trust), Variable Rate Refunding Revenue Bonds (Series 2011A-1) FRNs, 1.400% (1-month USLIBOR x 0.70 +0.200%), Mandatory Tender 4/1/2021	14,998,800
10,000,000	[1]	California Infrastructure & Economic Development Bank (J Paul Getty Trust), Variable Rate Refunding Revenue Bonds (Series 2011A-3) FRNs, 1.705% (3-month USLIBOR x 0.70 +0.370%), Mandatory Tender 4/1/2020	10,001,600
50,000,000	[1]	California Infrastructure & Economic Development Bank (Los Angeles County Museum of Art), Revenue Refunding Bonds (Series 2017B) FRNs, 1.913% (1-month USLIBOR x 0.70 +0.650%), Mandatory Tender 2/1/2021	50,063,500
40,000,000	[2]	California PCFA (Republic Services, Inc.), Solid Waste Refunding Revenue Bonds (Series 2010A) TOBs, 2.300%, Mandatory Tender 2/3/2020	39,999,600
7,500,000	[1]	California State, UT GO Bonds (Index Floating Rate Bonds Series 2013D) FRNs, 1.900% (SIFMA 7-day +0.290%), Mandatory Tender 12/1/2020	7,500,750
25,000,000	[1]	California State, UT GO Bonds (Series 2013B) FRNs, 1.990% (SIFMA 7-day +0.380%), Mandatory Tender 12/1/2022	25,064,750
5,050,000	[1]	Riverside, CA Water Revenue, (Series 2011A) FRNs, 2.240% (SIFMA 7-day +0.630%), Mandatory Tender 1/15/2020	5,050,808

Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$7,250,000		Southern California Public Power Authority (Power Projects) (Southern California Public Power Authority—Magnolia Power Project A), Refunding Revenue Bonds (Series 2017-1) TOBs, 2.000%, Mandatory Tender 7/1/2020	$7,263,848
		TOTAL	179,297,752
		Colorado—1.2%
5,825,000	[1]	Colorado School of Mines Board of Trustees (Colorado School of Mines, CO), Institutional Enterprise Revenue Refunding Bonds (Series 2018A) FRNs, 1.645% (1-month USLIBOR x 0.67 +0.500%), 2/1/2023	5,849,057
14,375,000		Denver, CO City & County Department of Aviation, Airport System Revenue Refunding Bonds (Series 2019D) TOBs, 5.000%, Mandatory Tender 11/15/2022	15,904,500
6,000,000	[1]	E-470 Public Highway Authority, CO, Senior Revenue Bonds (LIBOR Index Series 2017B) FRNs, 2.251% (1-month USLIBOR x 0.67 +1.050%), Mandatory Tender 9/1/2021	6,050,220
8,000,000	[1]	E-470 Public Highway Authority, CO, Senior Revenue Bonds (LIBOR Index Series 2019A) FRNs, 1.616% (1-month USLIBOR x 0.67 +0.420%), Mandatory Tender 9/1/2021	7,999,360
		TOTAL	35,803,137
		Connecticut—0.7%
5,000,000		Connecticut State Health & Educational Facilities (Yale-New Haven Hospital), Revenue Bonds (Series 2019B) TOBs, 1.800%, Mandatory Tender 7/1/2024	5,083,350
6,355,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 2.260% (SIFMA 7-day +0.650%), 3/1/2020	6,359,321
4,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 2.360% (SIFMA 7-day +0.750%), 3/1/2021	4,020,200
3,065,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 2.460% (SIFMA 7-day +0.850%), 3/1/2022	3,089,949
1,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 2.510% (SIFMA 7-day +0.900%), 3/1/2023	1,515,120
		TOTAL	20,067,940
		Florida—1.8%
775,000		Escambia County, FL (International Paper Co.), Environmental Improvement Revenue Refunding Bonds (Series 2019B) TOBs, 2.000%, Mandatory Tender 10/1/2024	781,789
34,000,000		Florida Development Finance Corp. (Virgin Trains USA Passenger Rail), Surface Transportation Facility Revenue Bonds (Series 2019B) TOBs, (United States Treasury GTD), 1.900%, Optional Tender 3/17/2020	34,037,060
3,500,000		Miami-Dade County, FL IDA (Waste Management, Inc.), (Series 2011) TOBs, 1.600%, Mandatory Tender 11/2/2020	3,503,430
5,000,000		Orlando, FL Utilities Commission, Utility System Revenue Refunding Bonds (Series 2017A) TOBs, 3.000%, Mandatory Tender 10/1/2020	5,069,450
10,000,000		Orlando, FL Utilities Commission, Utility System Revenue Refunding Bonds (Series 2017A) TOBs, 5.000%, Mandatory Tender 10/1/2020	10,286,700
		TOTAL	53,678,429
		Georgia—3.6%
1,000,000		Atlanta, GA (Atlantic Station Project), Tax Allocation Refunding Bonds (Series 2017), 5.000%, 12/1/2020	1,032,470
1,125,000		Atlanta, GA (Atlantic Station Project), Tax Allocation Refunding Bonds (Series 2017), 5.000%, 12/1/2021	1,201,095
4,100,000		Bartow County, GA Development Authority (Georgia Power Co.), Bowen Project Pollution Control Revenue Bonds (First Series 1997) TOBs, 2.050%, Mandatory Tender 11/19/2021	4,131,447
10,000,000		Bartow County, GA Development Authority (Georgia Power Co.), Bowen Project Pollution Control Revenue Bonds (First Series 2013) TOBs, 1.550%, Mandatory Tender 8/19/2022	9,971,300
6,700,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project Pollution Control Revenue Bonds (Fifth Series 1994) TOBs, 2.150%, Mandatory Tender 6/13/2024	6,808,138
10,000,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project Pollution Control Revenue Bonds (First Series 2012) TOBs, 1.550%, Mandatory Tender 8/19/2022	9,973,900
22,500,000	[1]	Gainesville & Hall County, GA Hospital Authority (Northeast Georgia Health System, Inc.), Revenue Anticipation Certificates (Series 2014B) FRNs, 2.560% (SIFMA 7-day +0.950%), Mandatory Tender 2/18/2020	22,511,475
22,000,000	[1]	Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2018B) FRNs, (Royal Bank of Canada GTD), 1.895% (1-month USLIBOR x 0.67 +0.750%), Mandatory Tender 9/1/2023	22,050,160
3,000,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2019B) TOBs, (Toronto Dominion Bank GTD), 4.000%, Mandatory Tender 12/2/2024	3,345,960
2,500,000		Monroe County, GA Development Authority Pollution Control (Georgia Power Co.), Scherer Project Pollution Control Revenue Bonds (First Series 2009) TOBs, 2.050%, Mandatory Tender 11/19/2021	2,519,175
20,100,000	[1]	Private Colleges & Universities Facilities of GA (Emory University), Revenue Bonds (Series 2013B) FRNs, 2.030% (SIFMA 7-day +0.330%), Mandatory Tender 8/16/2022	20,135,376
		TOTAL	103,680,496

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Hawaii—0.8%
$6,500,000	[1]	Honolulu, HI City & County, Honolulu Rail Transit Project GO Bonds (Series 2017H) FRNs, 1.930% (SIFMA 7-day +0.320%), Mandatory Tender 9/1/2020	$6,500,390
8,000,000	[1]	Honolulu, HI City & County, Honolulu Rail Transit Project GO Bonds (Series 2017H) FRNs, 1.930% (SIFMA 7-day +0.320%), Mandatory Tender 9/1/2020	8,000,480
7,500,000	[1]	Honolulu, HI City & County, Honolulu Rail Transit Project GO Bonds (Series 2017H) FRNs, 1.930% (SIFMA 7-day +0.320%), Mandatory Tender 9/1/2020	7,500,450
		TOTAL	22,001,320
		Illinois—2.3%
4,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.000%, 11/1/2020	4,117,680
4,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.000%, 11/1/2021	4,252,880
1,375,000		Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), 5.000%, 5/15/2020	1,382,906
1,705,000		Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), 5.000%, 5/15/2021	1,739,919
19,000,000		Illinois State Solid Waste Development Authority (Waste Management, Inc.), (Series 2019) TOBs, 1.600%, Mandatory Tender 11/2/2020	19,018,620
10,000,000		Illinois State, GO Bonds (Series 2017D), 5.000%, 11/1/2020	10,274,900
5,000,000		Illinois State, GO Bonds (Series 2017D), 5.000%, 11/1/2021	5,278,850
8,000,000		Illinois State, GO Bonds (Series 2017D), 5.000%, 11/1/2022	8,635,360
5,000,000		Illinois State, GO Bonds (Series 2017D), 5.000%, 11/1/2024	5,581,900
2,000,000		Illinois State, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2021	2,106,540
3,000,000		Illinois State, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2022	3,241,470
		TOTAL	65,631,025
		Indiana—1.1%
10,000,000		Bartholomew Consolidated School Corp., IN TANs, 4.000%, 12/31/2020	10,239,800
6,000,000		Indiana Health Facility Financing Authority (Ascension Health Alliance Senior Credit Group), Revenue Bonds (Series 2001A-2) TOBs, 2.000%, Mandatory Tender 2/1/2023	6,125,520
5,950,000		Indiana Health Facility Financing Authority (Ascension Health Alliance Subordinate Credit Group), Revenue Bonds (Series 2005 A-3) TOBs, 1.350%, Mandatory Tender 8/4/2020	5,953,808
1,520,000		Indiana Health Facility Financing Authority (Ascension Health Alliance Subordinate Credit Group), Revenue Bonds (Series 2005 A-5) TOBs, 1.350%, Mandatory Tender 8/4/2020	1,520,973
4,500,000		Indianapolis, IN Local Public Improvement Bond Bank, Fieldhouse Project Revenue Notes (Series 2019B), 1.450%, 6/1/2021	4,500,135
2,000,000		Rockport, IN PCR (American Electric Power Co., Inc.), Pollution Control Revenue Refunding Bonds (Series 1995A) TOBs, 1.350%, Mandatory Tender 9/1/2022	1,993,040
2,250,000		Rockport, IN PCR (American Electric Power Co., Inc.), Pollution Control Revenue Refunding Bonds (Series 1995B) TOBs, 1.350%, Mandatory Tender 9/1/2022	2,242,170
		TOTAL	32,575,446
		Iowa—0.2%
2,530,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Bonds (Series 2019), 3.125%, 12/1/2022	2,566,685
4,000,000	[1]	Iowa Finance Authority, Single Family Mortgage Bonds (Series 2018B) FRNs, 1.910% (SIFMA 7-day +0.300%), Mandatory Tender 5/3/2021	3,994,880
		TOTAL	6,561,565
		Kansas—0.1%
3,000,000		Holton, KS (Holton Community Hospital), Hospital Loan Anticipation Revenue Bonds (Series 2019), 2.500%, 7/1/2021	3,004,950
		Kentucky—1.4%
3,500,000		Kentucky Housing Corp. (BTT Development III Portfolio), Multifamily Rental Housing Revenue Bonds (Series 2019) TOBs, (United States Treasury GTD), 1.400%, Mandatory Tender 6/1/2022	3,505,635
12,500,000		Kentucky State Rural Water Finance Corp., Public Project Construction Notes (Series E-2019-1), 1.450%, 6/1/2021	12,511,250
9,600,000		Louisville & Jefferson County, KY Metropolitan Government (Louisville Gas & Electric Co.), Revenue Refunding Bonds Series 2013A (Remarketing 4/1/19) TOBs, 1.850%, Mandatory Tender 4/1/2021	9,655,392
8,000,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2018B) TOBs, (BP PLC GTD), 4.000%, Mandatory Tender 1/1/2025	8,833,920
5,000,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2019A-1) TOBs, (Morgan Stanley GTD), 4.000%, Mandatory Tender 6/1/2025	5,542,050
		TOTAL	40,048,247

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Louisiana—0.4%
$12,000,000		St. John the Baptist Parish, LA (Marathon Oil Corp.), Revenue Refunding Bonds (Series 2019 A-1) TOBs, 2.000%, Mandatory Tender 4/1/2023	$12,076,080
		Maryland—0.2%
6,000,000		Rockville, MD Mayor & City Council Econ Dev Revenue (Ingleside at King Farm), Paydown Securities TEMPS-45 (Series 2017C-3), 2.500%, 11/1/2024	6,001,620
		Massachusetts—2.0%
1,420,000		Leicester, MA BANs, 2.350%, 2/14/2020	1,421,732
3,500,000		Massachusetts Department of Transportation, Subordinated Metropolitan Highway System Revenue Refunding Bonds (Series 2019A) TOBs, 5.000%, Mandatory Tender 1/1/2023	3,885,490
11,000,000	[1]	Massachusetts Development Finance Agency (Partners Healthcare Systems), Index Floating Rate Bonds (Series 2017S) FRNs, 2.030% (SIFMA 7-day +0.420%), Mandatory Tender 1/27/2022	11,003,960
12,000,000	[1]	Massachusetts Development Finance Agency (Partners Healthcare Systems), Index Floating Rate Bonds (Series 2017S) FRNs, 2.110% (SIFMA 7-day +0.500%), Mandatory Tender 1/26/2023	12,020,640
7,650,000	[1]	Massachusetts Development Finance Agency (Partners Healthcare Systems), Revenue Bonds (Series 2015O-3) FRNs, 2.090% (SIFMA 7-day +0.480%), Mandatory Tender 1/29/2020	7,650,994
5,700,000		Massachusetts Development Finance Agency (Partners Healthcare Systems), Revenue Bonds (Series 2017 S-4) TOBs, 5.000%, Mandatory Tender 1/25/2024	6,548,388
6,250,000		Massachusetts HEFA (University of Massachusetts), Revenue Bonds (Series A) TOBs, 1.850%, Mandatory Tender 4/1/2022	6,330,688
4,000,000	[1]	Massachusetts State HFA (Massachusetts State HFA SFH Revenue), Single Family Housing Revenue Bonds (Series 196) FRNs, 1.546% (1-month USLIBOR x 0.70 +0.350%), Mandatory Tender 6/1/2021	4,002,040
2,225,000		Massachusetts State HFA (Massachusetts State HFA SFH Revenue), Single Family Housing Revenue Bonds (Series 212) TOBs, 1.450%, Mandatory Tender 12/1/2022	2,225,423
3,015,000		Seekonk, MA BANs, 2.290%, 2/15/2020	3,019,492
		TOTAL	58,108,847
		Michigan—2.8%
18,000,000		Michigan Finance Authority Local Government Loan Program, State Aid Revenue Notes (Series 2019a-1) RANs, 4.000%, 8/20/2020	18,316,800
10,000,000		Michigan State Hospital Finance Authority (Ascension Health Alliance Senior Credit Group), Refunding and Project Revenue Bonds (Series 2010F-2) TOBs, 1.900%, Mandatory Tender 4/1/2021	10,075,000
13,030,000	[1]	Michigan State Hospital Finance Authority (McLaren Health Care Corp.), Hospital Revenue Refunding Floating Rate Bonds (Series 2015D-1) FRNs, 1.619% (1-month USLIBOR x 0.68 +0.400%), Mandatory Tender 10/15/2021	13,066,224
20,000,000	[1]	Michigan State Hospital Finance Authority (Trinity Healthcare Credit Group), Hospital Revenue Bonds, (Series 2015MI) FRNs, 1.741% (1-month USLIBOR x 0.67 +0.540%), Mandatory Tender 12/1/2020	20,039,600
11,990,000	[1]	Michigan State Housing Development Authority, Rental Housing Revenue Bonds (Series 2016E) FRNs, 2.469% (3-month USLIBOR x 0.70 +1.000%), Mandatory Tender 10/1/2021	12,072,491
6,225,000		University of Michigan (The Regents of), General Revenue Bonds (Series 2019C) TOBs, 4.000%, Mandatory Tender 4/1/2024	6,866,237
		TOTAL	80,436,352
		Minnesota—0.7%
5,000,000		Brooklyn Center, MN (Sonder House Apartments), Multifamily Housing Revenue Refunding Bonds (Series 2019) TOBs, 1.350%, Mandatory Tender 7/1/2022	4,999,000
9,000,000		Minnesota Rural Water Finance Authority, Public Projects Construction Notes (Series 2019), 2.000%, 8/1/2020	9,005,940
7,000,000	[1]	Minnesota State HFA, Residential Housing Finance Bonds (Series 2018D) FRNs, 2.040% (SIFMA 7-day +0.430%), Mandatory Tender 7/3/2023	7,004,340
		TOTAL	21,009,280
		Mississippi—1.2%
3,600,000		Mississippi Business Finance Corp. (Coast Electric Power Association), (Series 2007C) TOBs, (National Rural Utilities Cooperative Finance Corp. GTD), 1.350%, Mandatory Tender 5/1/2020	3,600,684
7,750,000		Mississippi Business Finance Corp. (Mississippi Power Co.), Revenue Bonds (First Series 2010) TOBs, 2.750%, Mandatory Tender 12/9/2021	7,847,650
22,500,000		South Central Regional Medical Center, MS Hospital Revenue, Facilities Improvement and Refinancing Hospital Revenue Notes (Series 2017), 1.700%, 3/1/2020	22,500,225
		TOTAL	33,948,559
		Missouri—0.9%
10,000,000		Missouri State Environmental Improvement & Energy Resources Authority (Union Electric Co.), Environmental Improvement Revenue Refunding Bonds (Series 1992), 1.600%, 12/1/2022	9,999,500

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Missouri—continued
$15,000,000		Missouri State Public Utilities Commission, Interim Construction Notes (Series 2019), 1.500%, 3/1/2021	$15,014,700
		TOTAL	25,014,200
		Montana—0.5%
12,630,000	[1]	Montana Facility Finance Authority (Billings Clinic Obligated Group), Variable Rate Revenue Bonds (Series 2018C) FRNs, 2.160% (SIFMA 7-day +0.550%), Mandatory Tender 8/15/2023	12,612,950
3,200,000	[1]	Montana State University (The Board of Regents of), Facilities Refunding Revenue Bonds (Series 2018F) FRNs, 2.060% (SIFMA 7-day +0.450%), Mandatory Tender 9/1/2023	3,199,904
		TOTAL	15,812,854
		Multi State—1.2%
7,935,000	[1]	BB&T Muni Trust, Tax-Exempt Pool Certificates (Series 2016 Class D) FRNs, (Cooperatieve Rabobank UA LOC), 2.860% (SIFMA 7-day +1.250%), 12/31/2021	7,935,000
28,185,000	[1]	BB&T Muni Trust, Tax-Exempt Pool Certificates (Series 2018 Class C) FRNs, (Cooperatieve Rabobank UA LOC), 2.410% (SIFMA 7-day +0.800%), 11/30/2021	28,185,000
		TOTAL	36,120,000
		Nevada—1.3%
27,000,000		Clark County, NV Airport System, Airport System Junior Subordinate Lien Revenue Notes (Series 2017C), 5.000%, 7/1/2021	28,523,340
2,000,000		Clark County, NV Airport System, Airport System Subordinate Lien Revenue Refunding Bonds (Series 2019A), 5.000%, 7/1/2025	2,386,060
7,000,000		Humboldt County, NV (Idaho Power Co.), PCR Refunding Bonds (Series 2003), 1.450%, 12/1/2024	6,936,790
		TOTAL	37,846,190
		New Hampshire—2.0%
24,000,000		National Finance Authority, NH (Emerald Renewable Diesel LLC), (Series 2019) TOBs, (United States Treasury GTD), 1.590%, Mandatory Tender 8/31/2020	24,067,440
10,000,000	[1]	National Finance Authority, NH (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 2018A) FRNs, 2.360% (SIFMA 7-day +0.750%), Mandatory Tender 10/1/2021	9,996,600
1,500,000		National Finance Authority, NH (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 2019A-1) TOBs, 2.150%, Mandatory Tender 7/1/2024	1,514,370
4,000,000		National Finance Authority, NH (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 2019A-3) TOBs, 2.150%, Mandatory Tender 7/1/2024	4,041,160
2,000,000		National Finance Authority, NH (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 2019A-4) TOBs, 2.150%, Mandatory Tender 7/1/2024	2,021,080
15,000,000		Yonkers, NY RANs, 2.000%, 6/29/2020	15,046,200
		TOTAL	56,686,850
		New Jersey—6.5%
14,119,074		Asbury Park, NJ BANs, 3.250%, 1/24/2020	14,135,452
23,979,922		Belleville, NJ BANs, 2.500%, 5/15/2020	24,068,408
3,404,050		Bound Brook Borough, NJ BANs, 2.000%, 8/7/2020	3,414,500
2,600,000		Camden, NJ, (Series 2019) BANs, 2.250%, 8/14/2020	2,606,474
3,050,000		Dunellen, NJ BANs, 2.000%, 6/12/2020	3,058,205
3,775,000		Harmony Township, NJ BANs, 2.500%, 4/16/2020	3,786,740
1,075,000		Helmetta, NJ, (Series A) BANs, 2.500%, 5/7/2020	1,078,505
6,000,000		Keansburg, NJ BANs, 2.000%, 2/7/2020	6,004,860
8,500,000		Lyndhurst Township, NJ BANs, 1.875%, 9/10/2020	8,534,510
7,000,000	[1]	New Jersey Turnpike Authority, Revenue Refunding Bonds (Series 2017 C-2) FRNs, 1.676% (1-month USLIBOR x 0.70 +0.480%), 1/1/2022	7,030,100
30,000,000	[1]	New Jersey Turnpike Authority, Revenue Refunding Bonds (Series 2017 C-5) FRNs, 1.656% (1-month USLIBOR x 0.70 +0.460%), Mandatory Tender 1/1/2021	30,024,300
20,000,000	[1]	New Jersey Turnpike Authority, Revenue Refunding Bonds (Series 2017 C-6) FRNs, 1.946% (1-month USLIBOR x 0.70 +0.750%), Mandatory Tender 1/1/2023	20,178,600
14,830,000		North Wildwood, NJ BANs, 1.500%, 8/21/2020	14,846,758
4,842,000		Paulsboro, NJ, (Series B) BANs, 2.750%, 4/8/2020	4,861,610
3,154,000		Pleasantville, NJ, (Series C) BANs, 2.000%, 1/15/2020	3,154,694
2,275,000		Raritan Township, NJ BANs, 2.000%, 6/18/2020	2,283,554
5,837,030		Roselle, NJ BANs, 2.000%, 11/18/2020	5,872,052

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Jersey—continued
$3,077,200		Roxbury Township, NJ BANs, 3.000%, 3/6/2020	$3,086,247
3,563,035		South Toms River, NJ BANs, 2.750%, 5/22/2020	3,580,886
3,000,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.000%, 6/1/2020	3,042,570
3,500,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.000%, 6/1/2021	3,667,685
2,000,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.000%, 6/1/2022	2,159,680
6,610,850		Union Beach, NJ BANs, 3.250%, 2/21/2020	6,629,955
6,429,751		Wallington, NJ BANs, 1.500%, 8/21/2020	6,437,017
2,556,378		Wenonah, NJ BANs, 1.750%, 6/10/2020	2,559,931
2,714,222		West Wildwood, NJ BANs, 3.000%, 3/20/2020	2,723,342
		TOTAL	188,826,635
		New Mexico—1.3%
5,000,000		Farmington, NM (Public Service Co., NM), Pollution Control Revenue Refunding Bonds (Series 2016B) TOBs, 1.875%, Mandatory Tender 10/1/2021	5,016,550
15,000,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A) TOBs, (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 5/1/2025	17,488,350
1,000,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 11/1/2021	1,048,200
1,000,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 11/1/2022	1,073,790
1,150,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 11/1/2023	1,261,274
1,685,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 11/1/2024	1,882,112
1,475,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 5/1/2020	1,488,157
1,200,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 5/1/2021	1,242,324
1,000,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 5/1/2022	1,060,940
1,100,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 5/1/2023	1,192,994
1,600,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 5/1/2024	1,768,560
3,725,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 5/1/2025	4,192,003
		TOTAL	38,715,254
		New York—10.6%
1,465,000		Alden Village, NY, (Series 2019A) BANs, 1.750%, 9/10/2020	1,468,296
3,022,529		Argyle, NY Central School District, (Series 2019) BANs, 2.250%, 6/5/2020	3,034,649
4,838,035		Belfast, NY Central School District, (Series 2019A) BANs, 2.000%, 12/4/2020	4,867,160
3,235,000		Cortland, NY BANs, 1.750%, 11/25/2020	3,248,522
5,720,000		Cortland, NY Enlarged City School District BANs, 2.000%, 6/26/2020	5,738,132
33,056,850		East Ramapo, NY Central School District BANs, 2.750%, 3/31/2020	33,167,591
13,584,000		Elba, NY BANs, 1.750%, 11/24/2020	13,604,919
1,896,000		Elma, NY BANs, 2.000%, 8/6/2020	1,900,683
10,540,000		Genesee Valley, NY Central School District BANs, 2.000%, 6/23/2020	10,577,839
2,950,000		Hastings, NY BANs, 2.000%, 7/2/2020	2,958,496
5,000,000		Hempstead, NY Union Free School District TANs, 2.500%, 6/25/2020	5,026,500
2,635,000		Honeoye, NY Central School District, (Series 2019) BANs, 1.500%, 6/30/2020	2,637,082
3,475,947		Lakeland, NY Central School District of Shrub Oak BANs, 2.000%, 8/21/2020	3,491,936
18,000,000		Long Beach, NY, (2019 Series D) BANs, 1.750%, 2/7/2020	18,005,040
12,000,000	[1]	Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2014C) (LIBOR Floating Rate Tender Notes) FRNs, 1.946% (1-month USLIBOR x 0.70 +0.750%), Mandatory Tender 10/1/2023	12,097,800

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$12,000,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2019B) TOBs, 1.650%, Mandatory Tender 9/1/2024	$12,099,600
3,015,000	[1]	Metropolitan Transportation Authority, NY (MTA Dedicated Tax Fund), Dedicated Tax Fund Variable Rate Bonds (Series 2008A-2A) FRNs, 2.060% (SIFMA 7-day +0.450%), Mandatory Tender 6/1/2022	3,016,146
30,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), (Series 2019E) BANs, 4.000%, 9/1/2020	30,547,200
10,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2002D-2A) FRNs, (Assured Guaranty Municipal Corp. INS), 1.749% (1-month USLIBOR x 0.69 +0.570%), Mandatory Tender 4/6/2020	10,006,500
9,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2002D-A2) FRNs, (Assured Guaranty Municipal Corp. INS), 1.859% (1-month USLIBOR x 0.69 +0.680%), Mandatory Tender 4/6/2021	9,025,920
10,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2002G-3) FRNs, 1.845% (1-month USLIBOR x 0.67 +0.700%), Mandatory Tender 2/1/2020	10,003,000
28,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2011B) FRNs, 1.695% (1-month USLIBOR x 0.67 +0.550%), Mandatory Tender 11/1/2022	27,926,080
10,000,000		New York City, NY, (Series C-4) ARNs, (Assured Guaranty Corp. INS), 1.650%, 1/3/2020	10,000,000
3,355,000		New York State HFA, Affordable Housing Revenue Bonds (Series 2019F Group 2) TOBs, (New York State Mortgage Agency GTD), 1.800%, Mandatory Tender 5/1/2020	3,355,738
3,500,000		Norwich, NY City School District RANs, 2.000%, 6/30/2020	3,509,800
4,360,599		Oneida, NY Public Library District BANs, 2.250%, 7/10/2020	4,373,245
4,930,779		Ossining (Village of), NY BANs, 2.000%, 9/25/2020	4,955,039
5,000,000		Salmon River, NY CSD RANs, 2.000%, 6/26/2020	5,015,100
5,731,700		Scio, NY Central School District BANs, 1.500%, 6/26/2020	5,734,967
28,000,000		Suffolk County, NY, (Series II) TANs, 2.500%, 8/20/2020	28,204,680
9,720,000	[1]	Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Variable Rate Refunding Bonds (Series 2016 4A) FRNs, 1.845% (1-month USLIBOR x 0.67 +0.700%), Mandatory Tender 2/1/2021	9,744,008
4,655,000		Wayland, NY BANs, 2.750%, 5/22/2020	4,677,437
2,700,000		Whitesville, NY CSD, (Series 2019) BANs, 2.000%, 6/17/2020	2,707,992
1,780,000		Windham, NY, (Series A) BANs, 2.000%, 5/20/2020	1,783,845
		TOTAL	308,510,942
		North Carolina—0.7%
850,000		Columbus County, NC Industrial Facilities & Pollution Control Financing Authority (International Paper Co.), Recovery Zone Facility Revenue Refunding Bonds (Series 2019B) TOBs, 2.000%, Mandatory Tender 10/1/2024	857,446
20,000,000	[1]	University of North Carolina at Chapel Hill, General Revenue Refunding Bonds (Series 2019A) FRNs, 1.544% (1-month USLIBOR x 0.67 +0.350%), Mandatory Tender 12/1/2021	20,032,200
		TOTAL	20,889,646
		Ohio—2.3%
6,205,000	[1]	Allen County, OH (Mercy Health), Adjustable Rate Hospital Facilities Revenue Bonds (Series 2015B) FRNs, 2.360% (SIFMA 7-day +0.750%), Mandatory Tender 5/1/2020	6,208,351
5,300,000		Bay Village, OH, (Series 2019) BANs, 2.500%, 6/5/2020	5,326,394
1,000,000		Coshocton, OH BANs, 3.000%, 2/20/2020	1,002,120
2,500,000		Harrison, OH BANs, 3.000%, 10/28/2020	2,531,125
3,500,000		Indian Valley Local School District (Tuscarawas County) OH BANs, 2.500%, 2/11/2020	3,504,830
1,270,000		Lake County, OH BANs, 3.000%, 4/2/2020	1,275,448
8,000,000		Lancaster, OH Port Authority, Gas Supply Revenue Refunding Bonds (Series 2019) TOBs, (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 2/1/2025	9,261,520
1,220,000		Marysville, OH, (Series C) BANs, 2.250%, 8/20/2020	1,226,734
2,255,000		North Olmsted, OH BANs, 3.000%, 4/9/2020	2,265,057
2,250,000		Obetz Village, OH, (Series B) BANs, 2.000%, 11/20/2020	2,262,578
13,000,000	[1]	Ohio State Higher Educational Facility Commission (Case Western Reserve University, OH), Revenue Refunding Bonds (Series 2019A) FRNs, 1.616% (1-month USLIBOR x 0.70 +0.420%), Mandatory Tender 4/1/2022	13,004,160
1,000,000		Ohio Waste Development Authority Solid Waste (Waste Management, Inc.), Revenue Bonds (Series 2002), 3.250%, 11/1/2022	1,044,530
3,375,000		Rocky River, OH BANs, 2.000%, 9/24/2020	3,393,259
6,000,000		Sycamore, OH School District BANs, 2.250%, 4/15/2020	6,016,980

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Ohio—continued
$1,035,000		Tiffin, OH BANs, 2.500%, 6/19/2020	$1,040,289
1,225,000		Trenton, OH BANs, 2.125%, 11/12/2020	1,232,460
2,550,000		Twinsburg, OH BANs, 3.000%, 2/27/2020	2,556,681
4,200,000		Youngstown, OH BANs, 3.000%, 7/9/2020	4,225,704
		TOTAL	67,378,220
		Oklahoma—0.2%
2,850,000		Cleveland County, OK Educational Facilities Authority (Norman Public Schools), Education Facilities Lease Revenue Bonds (Series 2019), 5.000%, 6/1/2022	3,103,621
2,080,000		Cleveland County, OK Educational Facilities Authority (Norman Public Schools), Educational Facilities Lease Revenue Bonds (Series 2019), 5.000%, 6/1/2021	2,189,949
1,500,000		Cleveland County, OK Educational Facilities Authority (Norman Public Schools), Educational Facilities Lease Revenue Bonds (Series 2019), 5.000%, 6/1/2024	1,732,995
		TOTAL	7,026,565
		Pennsylvania—8.7%
8,140,000	[1]	Bethlehem, PA Area School District Authority, Revenue Refunding Bonds (Series 2018) FRNs, 1.734% (1-month USLIBOR x 0.70 +0.480%), Mandatory Tender 11/1/2021	8,142,523
9,990,000	[1]	Bethlehem, PA Area School District Authority, Revenue Refunding Bonds (Series 2018A) FRNs, 1.734% (1-month USLIBOR x 0.70 +0.480%), Mandatory Tender 11/1/2021	9,993,097
11,505,000	[1]	Lehigh County, PA General Purpose Authority (Muhlenberg College), College Revenue Bonds (Series 2019) FRNs, 2.190% (SIFMA 7-day +0.580%), Mandatory Tender 11/1/2024	11,503,389
5,450,000		Lehigh County, PA IDA (PPL Electric Utilities Corp.), Pollution Control Revenue Refunding Bonds (Series 2016B) TOBs, 1.800%, Mandatory Tender 8/15/2022	5,509,786
1,320,000	[1]	Manheim Township, PA School District, GO LIBOR Notes (Series 2017A) FRNs, 1.430% (1-month USLIBOR x 0.68 +0.270%), 5/1/2020	1,320,383
1,500,000	[1]	Manheim Township, PA School District, GO LIBOR Notes (Series 2017A) FRNs, 1.482% (1-month USLIBOR x 0.68 +0.320%), 5/3/2021	1,501,965
1,850,000	[1]	Manheim Township, PA School District, GO LIBOR Notes (Series 2017A) FRNs, 1.582% (1-month USLIBOR x 0.68 +0.420%), 11/1/2021	1,854,829
3,400,000	[1]	Manheim Township, PA School District, GO LIBOR Notes (Series 2017A) FRNs, 1.632% (1-month USLIBOR x 0.68 +0.470%), Mandatory Tender 11/1/2021	3,408,670
5,000,000	[1]	Montgomery County, PA Higher Education & Health Authority Hospital (Thomas Jefferson University), Revenue Bonds (Series 2018C) FRNs, 2.330% (SIFMA 7-day +0.720%), Mandatory Tender 9/1/2023	5,000,000
4,000,000		Montgomery County, PA IDA (Exelon Generation Co. LLC), PCR Refunding Bonds (Series 2002A) TOBs, 2.550%, Mandatory Tender 6/1/2020	4,021,400
1,100,000	[1]	North Penn, PA Water Authority, SIFMA Index Rate Water Revenue Refunding Bonds (Series 2019) FRNs, 1.870% (SIFMA 7-day +0.260%), 11/1/2021	1,100,033
1,200,000	[1]	North Penn, PA Water Authority, SIFMA Index Rate Water Revenue Refunding Bonds (Series 2019) FRNs, 2.070% (SIFMA 7-day +0.460%), 11/1/2023	1,199,760
8,000,000	[1]	Northampton County, PA General Purpose Authority (St. Luke's University Health Network), Variable Rate Hospital Revenue Bonds (Series 2013B) FRNs, 3.010% (SIFMA 7-day +1.400%), Mandatory Tender 8/15/2020	8,008,240
4,000,000	[1]	Northampton County, PA General Purpose Authority (St. Luke's University Health Network), Variable Rate Hospital Revenue Bonds (Series 2018B) FRNs, 2.240% (1-month USLIBOR x 0.70 +1.040%), Mandatory Tender 8/15/2024	4,035,280
50,000,000		Pennsylvania Economic Development Financing Authority (Republic Services, Inc.), (Series 2014) TOBs, 1.500%, Mandatory Tender 1/2/2020	50,000,000
20,000,000		Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), (Series 2013) TOBs, 1.450%, Mandatory Tender 2/3/2020	19,999,800
10,150,000		Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2017A) TOBs, 1.700%, Mandatory Tender 8/3/2020	10,162,890
10,000,000		Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2019A) TOBs, 1.750%, Mandatory Tender 8/1/2024	9,938,700
6,000,000	[1]	Pennsylvania HFA, SFM Revenue Bonds (Series 2018-127C) FRNs, 1.824% (1-month USLIBOR x 0.70 +0.570%), Mandatory Tender 10/1/2023	6,029,100
4,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2018B) FRNs, 2.110% (SIFMA 7-day +0.500%), 12/1/2021	4,008,440
5,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2018B) FRNs, 2.310% (SIFMA 7-day +0.700%), 12/1/2023	5,033,150

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$4,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (SIFMA Index Bonds)(Series 2014B) FRNs, 2.490% (SIFMA 7-day +0.880%), 12/1/2020	$4,012,000
10,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (SIFMA Index Bonds)(Series 2018A-1) FRNs, 2.210% (SIFMA 7-day +0.600%), 12/1/2023	10,049,500
2,285,000		Philadelphia, PA, GO Bonds (Series 2019B), 5.000%, 2/1/2023	2,542,611
750,000		Philadelphia, PA, GO Bonds (Series 2019B), 5.000%, 2/1/2024	860,445
40,000,000	[1]	Pittsburgh, PA Water & Sewer Authority, First Lien Revenue Refunding Bonds (Series 2018C) FRNs, (Assured Guaranty Municipal Corp. INS), 1.890% (1-month USLIBOR x 0.70 +0.640%), Mandatory Tender 12/1/2020	40,012,400
4,220,000	[1]	Scranton, PA School District, GO Notes (Series 2014) (LIBOR Floating Rate Tender Notes) FRNs, (Pennsylvania School District Intercept Program GTD), 2.012% (1-month USLIBOR x 0.68 +0.850%), Mandatory Tender 4/1/2021	4,223,292
6,750,000	[1]	Southcentral PA, General Authority (Wellspan Health Obligated Group), Revenue Bonds (Series 2019A) FRNs, 2.210% (SIFMA 7-day +0.600%), Mandatory Tender 6/1/2024	6,748,110
13,000,000	[1]	University of Pittsburgh, Pitt Asset Notes—Higher Education Registered Series of 2019 FRNs, 1.970% (SIFMA 7-day +0.360%), 2/15/2024	13,025,740
		TOTAL	253,245,533
		South Carolina—2.0%
2,500,000	[1]	Charleston, SC Waterworks and Sewer System, Capital Improvement Revenue Bonds (Series 2006B) FRNs, 1.633% (3-month USLIBOR x 0.70 +0.370%), Mandatory Tender 1/1/2022	2,503,400
25,000,000	[1]	Patriots Energy Group Financing Agency, Gas Supply Revenue Bonds (Series 2018B) FRNs, (Royal Bank of Canada GTD), 2.000% (1-month USLIBOR x 0.67 +0.860%), Mandatory Tender 2/1/2024	25,151,500
4,500,000	[2]	South Carolina Jobs-EDA (Royal Live Oaks Academy), Economic Development Revenue Notes (Series 2018A), 3.000%, 8/1/2020	4,502,745
24,885,000	[1]	South Carolina Transportation Infrastructure Bank, Revenue Refunding Bonds (Series 2003B) FRNs, 1.595% (1-month USLIBOR x 0.67 +0.450%), Mandatory Tender 10/1/2022	24,911,876
		TOTAL	57,069,521
		Tennessee—0.2%
4,500,000		Tennergy Corp., TN Gas Revenue, Gas Supply Revenue Bonds (Series 2019A) TOBs, (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 10/1/2024	5,173,965
		Texas—10.6%
5,000,000		Austin, TX Airport System, Revenue Refunding Bonds (Series 2019), 5.000%, 11/15/2020	5,163,250
2,695,000		Austin, TX Airport System, Revenue Refunding Bonds (Series 2019), 5.000%, 11/15/2021	2,883,434
2,500,000		Austin, TX Airport System, Revenue Refunding Bonds (Series 2019), 5.000%, 11/15/2022	2,758,550
2,135,000		Austin, TX Airport System, Revenue Refunding Bonds (Series 2019), 5.000%, 11/15/2023	2,425,339
3,400,000		Austin, TX Airport System, Revenue Refunding Bonds (Series 2019), 5.000%, 11/15/2024	3,966,712
5,000,000		Central Texas Regional Mobility Authority, Senior Lien Revenue & Refunding Bonds (Series 2015B) TOBs, 5.000%, Mandatory Tender 1/7/2021	5,086,400
4,000,000		Cypress-Fairbanks, TX Independent School District, Variable Rate UT School Building Bonds (Series 2017A-2) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 1.250%, Mandatory Tender 8/15/2022	3,993,640
5,000,000		Dickinson, TX Independent School District, Variable Rate Unlimited Tax Refunding Bonds (Series 2013) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 1.350%, Mandatory Tender 8/2/2021	5,005,450
15,000,000		Eagle Mountain-Saginaw, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2011) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.000%, Mandatory Tender 8/1/2024	15,421,950
4,465,000		Eanes, TX Independent School District, Variable Rate UT School Building Bonds (Series 2019B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 1.750%, Mandatory Tender 8/1/2025	4,523,358
6,875,000		Fort Bend, TX Independent School District, UT GO Refunding Bonds (Series 2019A) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 1.950%, Mandatory Tender 8/1/2022	6,978,813
4,500,000		Georgetown, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2019B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.750%, Mandatory Tender 8/1/2022	4,660,020
13,625,000		Goose Creek, TX ISD, Variable Rate UT School Building Bonds (Series 2019B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 3.000%, Mandatory Tender 10/1/2020	13,796,947
2,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Refunding Bonds (Series 2013B) FRNs, 2.360% (SIFMA 7-day +0.750%), 6/1/2020	2,003,420
3,710,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Refunding Bonds (Series 2013B) FRNs, 2.440% (SIFMA 7-day +0.830%), 6/1/2021	3,735,562
20,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Refunding Bonds (Series 2015B) FRNs, 1.985% (SIFMA 7-day +0.375%), Mandatory Tender 4/1/2021	20,000,800

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$10,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Texas Children's Hospital), Hospital Revenue Bonds (Series 2015-3) FRNs, 2.077% (1-month USLIBOR x 0.68 +0.850%), Mandatory Tender 6/1/2020	$10,003,500
3,000,000		Harris County, TX Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Bonds (Series 2019B-1) TOBs, 5.000%, Mandatory Tender 12/1/2022	3,312,330
5,000,000	[1]	Harris County, TX Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Bonds (Series 2019C-1) FRNs, 2.030% (SIFMA 7-day +0.420%), Mandatory Tender 12/1/2022	4,999,950
5,000,000	[1]	Harris County, TX Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Bonds (Series 2019C-2) FRNs, 1.840% (SIFMA 7-day +0.570%), Mandatory Tender 12/4/2024	5,000,000
5,000,000	[1]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012A) FRNs, 2.510% (SIFMA 7-day +0.900%), Mandatory Tender 5/1/2020	5,001,550
5,000,000	[1]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2018C) FRNs, 1.614% (1-month USLIBOR x 0.70 +0.360%), Mandatory Tender 8/1/2021	5,005,050
7,000,000		Houston, TX Independent School District, Variable Rate Limited Tax Schoolhouse Bonds (Series 2014A-2) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.250%, Mandatory Tender 6/1/2022	7,178,920
6,400,000	[1]	Katy, TX Independent School District, Variable Rate Unlimited Tax Refunding Bonds (Series 2015C) FRNs, (Texas Permanent School Fund Guarantee Program GTD), 1.463% (1-month USLIBOR x 0.67 +0.280%), Mandatory Tender 8/16/2021	6,399,168
1,340,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019A), 5.000%, 5/15/2021	1,410,296
1,000,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019A), 5.000%, 5/15/2022	1,087,370
1,000,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019A), 5.000%, 5/15/2023	1,123,510
1,040,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019A), 5.000%, 5/15/2024	1,203,842
1,020,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019A), 5.000%, 5/15/2025	1,211,729
5,500,000		Mansfield, TX Independent School District, UT GO School Building Bonds (Series 2012) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.500%, Mandatory Tender 8/1/2021	5,600,100
7,000,000		Matagorda County, TX Navigation District No. 1 (AEP Texas, Inc.), Pollution Control Revenue Refunding Bonds (Series 1996) TOBs, 1.750%, Mandatory Tender 9/1/2020	7,012,810
19,500,000		Mission, TX Economic Development Corp. (Republic Services, Inc.) TOBs, 1.450%, Mandatory Tender 2/3/2020	19,499,805
10,000,000	[1]	Mission, TX Economic Development Corp. (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2018) FRNs, 2.410% (SIFMA 7-day +0.800%), Mandatory Tender 11/1/2021	10,014,400
3,675,000		Pflugerville, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2014) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.250%, Mandatory Tender 8/15/2022	3,765,295
4,000,000		San Antonio, TX Water System, Water System Variable Rate Junior Lien Revenue Bonds (Series 2019A) TOBs, 2.625%, Mandatory Tender 5/1/2024	4,208,880
5,000,000		Spring Branch, TX Independent School District, Unlimited Tax Schoolhouse Bonds (Series 2013) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 1.550%, Mandatory Tender 6/15/2021	5,013,850
5,000,000		Texas State Transportation Commission (Central Texas Turnpike System), First Tier Revenue Refunding Put Bonds (Series 2015-A) TOBs, 5.000%, Mandatory Tender 4/1/2020	5,044,400
90,000,000		Texas State, (Series 2019) TRANs, 4.000%, 8/27/2020	91,680,300
		TOTAL	307,180,700
		Vermont—0.6%
16,000,000		Vermont EDA (B.C. Campus Holdings LLC), Bennington College Real Estate Project (Series 2017) BANs, 2.000%, 7/1/2020	15,989,600
		Virginia—1.4%
6,705,000		Amelia County, VA IDA (Waste Management, Inc.), (Series 2002) TOBs, 2.125%, Mandatory Tender 4/1/2020	6,715,393
13,000,000		Chesapeake Bay Bridge & Tunnel District, VA, First Tier General Resolution Revenue Bonds Anticipation Notes (Series 2019), 5.000%, 11/1/2023	14,735,500
3,000,000		Chesapeake, VA EDA (Virginia Electric & Power Co.), PCR Refunding Bonds (Series 2008A) TOBs, 1.900%, Mandatory Tender 6/1/2023	3,040,830
4,500,000		Louisa, VA IDA (Virginia Electric & Power Co.), PCR Refunding Bonds (Series 2008A) TOBs, 1.800%, Mandatory Tender 4/1/2022	4,523,715
5,000,000		Virginia Peninsula Port Authority (Dominion Terminal Associates), Coal Terminal Revenue Refunding Bonds (Series 2003) TOBs, 1.700%, Mandatory Tender 10/1/2022	4,994,100
5,500,000		York County, VA EDA (Virginia Electric & Power Co.), PCR Refunding Bonds (Series 2009A) TOBs, 1.900%, Mandatory Tender 6/1/2023	5,570,785
		TOTAL	39,580,323

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Washington—1.0%
$5,000,000		Grant County, WA Public Utilities District NO. 2: Electric System, Electric System Revenue Refunding Bonds (Series 2017N) TOBs, 2.000%, Mandatory Tender 12/2/2020	$5,017,000
5,000,000	[1]	Seattle, WA Municipal Light & Power, Refunding Revenue Bonds—SIFMA Index (Series 2018C) FRNs, 2.100% (SIFMA 7-day +0.490%), Mandatory Tender 11/1/2023	5,019,250
2,500,000		Washington State Health Care Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2019B-1) TOBs, 5.000%, Mandatory Tender 8/1/2024	2,834,550
10,000,000	[1]	Washington State Health Care Facilities Authority (Fred Hutchinson Cancer Research Center), Variable Rate LIBOR Index Revenue Bonds (Series 2017B) FRNs, 2.301% (1-month USLIBOR x 0.67 +1.100%), Mandatory Tender 7/1/2022	10,116,000
7,000,000	[1]	Washington State Health Care Facilities Authority (Fred Hutchinson Cancer Research Center), Variable Rate SIFMA Index Revenue Bonds (Series 2017C) FRNs, 2.660% (SIFMA 7-day +1.050%), Mandatory Tender 7/3/2023	7,121,380
		TOTAL	30,108,180
		West Virginia—0.1%
2,500,000		Roane County, WV Building Commission (Roane General Hospital), Lease Revenue Bond Anticipation Notes (Series 2019), 2.550%, 11/1/2021	2,513,425
		Wisconsin—0.2%
4,500,000		Wisconsin State HEFA (Tomah Memorial Hospital, Inc.), Revenue and Bond Anticipation Notes (Series 2017A), 2.650%, 11/1/2020	4,501,710
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $2,487,852,169)	2,496,110,494
	[1]	SHORT-TERM MUNICIPALS—15.8%
		Alabama—0.2%
150,000		Bessemer, AL IDB (Hardwick Co., Inc.), (Series 2002) Weekly VRDNs, (Compass Bank, Birmingham LOC), 1.750%, 1/2/2020	150,000
4,200,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 1998) Daily VRDNs, 1.720%, 1/1/2020	4,200,000
		TOTAL	4,350,000
		California—3.5%
25,000,000		California Statewide Communities Development Authority, SPEARS 3a7 (Series DBE-8014) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 1.960%, 1/2/2020	25,000,000
75,000,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series A) Weekly VRDNs, 1.910%, 1/1/2020	75,000,000
		TOTAL	100,000,000
		Florida—0.3%
8,100,000		Lee County, FL IDA (Florida Power & Light Co.), (Series 2016A) Daily VRDNs, 1.770%, 1/1/2020	8,100,000
		Georgia—0.6%
5,440,000		Bartow County, GA Development Authority (Somerset Cove Apartments, LP), (Series 2002) Weekly VRDNs, (Compass Bank, Birmingham LOC), 2.040%, 1/2/2020	5,440,000
2,675,000		Floyd County, GA Development Authority PCRB (Georgia Power Co.), (First Series 1996) Daily VRDNs, 1.730%, 1/1/2020	2,675,000
10,000,000		Monroe County, GA Development Authority (Florida Power & Light Co.), (Series 2017) Daily VRDNs, 1.770%, 1/1/2020	10,000,000
		TOTAL	18,115,000
		Kansas—0.4%
5,000,000		Burlington, KS (Kansas City Power And Light Co.), (Series 2007A) Weekly VRDNs, 1.750%, 1/1/2020	5,000,000
6,000,000		Burlington, KS (Kansas City Power And Light Co.), (Series 2007B) Weekly VRDNs, 1.750%, 1/1/2020	6,000,000
		TOTAL	11,000,000
		Michigan—0.3%
7,575,000		Detroit, MI City School District, Tender Option Bond Trust Receipts (2015-XF0241) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(TD Bank, N.A. LIQ), 1.860%, 1/2/2020	7,575,000
		Multi State—2.2%
10,000,000		Invesco Municipal Opportunity Trust, PUTTERs 3a-7 (VMTP 5029) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.910%, 1/2/2020	10,000,000
22,500,000		Invesco Trust for Investment Grade Municipals, Putters 3a-7 (VMTP 5028) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.910%, 1/2/2020	22,500,000
16,100,000		Nuveen AMT-Free Municipal Credit Income Fund, Series B Weekly VRDPs, 1.960%, 1/1/2020	16,100,000
15,000,000		Nuveen AMT-Free Quality Municipal Income Fund, Series D Weekly VRDPs, 1.960%, 1/1/2020	15,000,000
		TOTAL	63,600,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New Jersey—0.4%
$11,515,000		New Jersey EDA (Jewish Community Center on the Palisades), (Series 2016) Weekly VRDNs, (Valley National Bank LOC), 1.570%, 1/3/2020	$11,515,000
		New York—1.5%
1,300,000		New York City, NY Transitional Finance Authority, (Fiscal 2015 Subseries E-3) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.670%, 1/1/2020	1,300,000
8,000,000		New York City, NY Transitional Finance Authority, Future Tax Secured subseries C-4) Daily VRDNs, (Barclays Bank PLC LIQ), 1.650%, 1/1/2020	8,000,000
3,200,000		New York City, NY, (Series B-3) Weekly VRENs, 1.750%, 1/1/2020	3,200,000
31,500,000		Nuveen New York AMT-Free Quality Municipal Income Fund, 800 (Series A) Munifund Preferred Shares Weekly VRDNs, 1.910%, 1/1/2020	31,500,000
		TOTAL	44,000,000
		Ohio—0.2%
5,000,000		Ohio State Higher Educational Facility Commission (University Hospitals Health System, Inc.), (Series 2015-B) Weekly VRENs, 1.770%, 1/2/2020	5,000,000
500,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2014B) VRENs, 1.820%, 1/2/2020	500,000
		TOTAL	5,500,000
		Pennsylvania—1.2%
34,795,000		Pennsylvania State Higher Education Facilities Authority (Thomas Jefferson University), Variable Rate Remarketed Obligations (Series 2015B) Weekly VRENs, 1.780%, 1/2/2020	34,795,000
		Texas—3.1%
3,100,000		Harris County, TX Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Series 2008C-2) Daily VRDNs, 1.680%, 1/1/2020	3,100,000
44,200,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2002) Weekly VRDNs, 1.890%, 1/1/2020	44,200,000
8,200,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010A) Daily VRDNs, 1.700%, 1/1/2020	8,200,000
11,500,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010B) Daily VRDNs, 1.700%, 1/1/2020	11,500,000
1,175,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010C) Daily VRDNs, 1.700%, 1/1/2020	1,175,000
7,350,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010D) Weekly VRDNs, 1.830%, 1/1/2020	7,350,000
5,600,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010E) Weekly VRDNs, 1.700%, 1/1/2020	5,600,000
10,000,000		Trinity River, TX Public Facilities Authority (Patriot Pointe LP), Tender Option Bond Trust Certificates (Series 2019-XF1083) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 1.960%, 1/2/2020	10,000,000
		TOTAL	91,125,000
		Utah—0.3%
10,000,000		Utah State Housing Corporation (Triview Apartment Associates II, LLC), Tender Option Bond Trust Certificates (Series 2019-XF1081) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 1.960%, 1/2/2020	10,000,000
		Virginia—0.3%
10,000,000		Farmville, VA IDA (Longwood University Real Estate Foundation, Inc.), SPEARS (Series DBE-8039) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 1.960%, 1/2/2020	10,000,000
		Wisconsin—1.3%
38,030,000		Public Finance Authority, WI Special Facilities (Austin FBO LLC), Golden Blue 3a7 (Series 2018-015) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 2.110%, 1/2/2020	38,030,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $457,705,000)	457,705,000
		TOTAL INVESTMENT IN SECURITIES—101.8% (IDENTIFIED COST $2,945,680,376)	2,953,815,494
		OTHER ASSETS AND LIABILITIES - NET—(1.8)%[3]	(51,435,665)
		TOTAL NET ASSETS—100%	$2,902,379,829
Securities that are subject to the federal alternative minimum tax (AMT) represent 18.3% of the Fund's portfolio as calculated based upon total market value.

1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2019, these restricted securities amounted to $48,574,105, which represented 1.7% of total net assets.
Additional information on restricted securities held at December 31, 2019, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
California PCFA (Republic Services, Inc.), Solid Waste Refunding Revenue Bonds (Series 2010A) TOBs, 2.300%, Mandatory Tender 2/3/2020	11/1/2019	$40,000,000	$39,999,600
South Carolina Jobs-EDA (Royal Live Oaks Academy), Economic Development Revenue Notes (Series 2018A), 3.000%, 8/1/2020	5/30/2018	$4,500,000	$4,502,745
Yavapai County, AZ IDA Solid Waste Disposal (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2002) TOBs, 2.800%, Mandatory Tender 6/1/2021	6/1/2018	$4,000,000	$4,071,760
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of December 31, 2019, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
ARNs	—Auction Rate Notes
BANs	—Bond Anticipation Notes
CSD	—Central School District
EDA	—Economic Development Authority
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
ISD	—Independent School District
LIBOR	—London Interbank Offered Rates
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
SFH	—Single Family Housing
SFM	—Single Family Mortgage
SIFMA	—Securities Industry and Financial Markets Association
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TEMPS	—Tax Exempt Mandatory Paydown Securities
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VMTP	—Variable Rate Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes